Income Taxes (Details) - Schedule of Reconciliation of the Statutory Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Statutory Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit
Merger costs	(2.60%)
Derivatives	(8.46%)
Other	(0.04%)	(0.44%)
Change in valuation allowance	(1.22%)	15.84%
Income tax provision (benefit)	8.68%	36.40%